RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

SEATech Ventures (HK) Limited, through its wholly-owned subsidiary of SEATech Ventures Corp. is a 14.99% shareholder of the Company. During the three months ended March 31, 2022, the Company did not have transaction with SEATech Ventures (HK) Limited. There were consultation fee amounting to $104,238 incurred during the period ended December 31, 2021. No amount due to SEATech Ventures (HK) Limited as of March 31, 2022 and December 31, 2021.

12. RELATED PARTY TRANSACTIONS

SEATech Ventures (HK) Limited, through its wholly-owned subsidiary of SEATech Ventures Corp. is a 14.99% shareholder of the Company. During the six months ended June 30, 2022, the Company have paid a further consulting fees amounting to $160,401 to SEATech Ventures (HK) Limited for business mentoring, nurturing, incubation services and corporate development advisory services. There were consultation fee amounting to $104,238 incurred during the period ended December 31, 2021. No amount due to SEATech Ventures (HK) Limited as of June 30, 2022 and December 31, 2021.

12. RELATED PARTY TRANSACTIONS

SEATech Ventures (HK) Limited, through its wholly-owned subsidiary of SEATech Ventures Corp. is a 14.99% shareholder of the Company. During the nine months ended September 30, 2022, the Company have paid a further consulting fees amounting to $160,401 to SEATech Ventures (HK) Limited for business mentoring, nurturing, incubation services and corporate development advisory services. There were consultation fee amounting to $104,238 incurred during the period ended December 31, 2021. No amount due to SEATech Ventures (HK) Limited as of September 30, 2022 and December 31, 2021.

11. RELATED PARTY TRANSACTION

As of December 31, 2021
COMPANY A
-Consultation fee	$104,238
$104,238

SEATech Ventures (HK) Limited, through its wholly-owned subsidiary of SEATech Ventures Corp. is a 14.99% shareholder of the Company. The nature of this consulting fee is related to the group’s business expansion and management advisory fee.